Taxation - Disclosure of major components of tax expense (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax
Charge for the year		$ 6,217	$ 4,208	$ 1,762
Adjustment in respect of prior yearsa		(221)	58	(123)
Current tax		5,996	4,266	1,639
Deferred tax
Origination and reversal of temporary differences in the current year		907	(503)	(3,709)
Adjustment in respect of prior years		242	(51)	(397)
Deferred tax expense (income) recognised in profit or loss		1,149	(554)	(4,106)
Tax charge (credit) on profit or loss	[1]	7,145	3,712	$ (2,467)
Tax charge related to US Federal Corporate tax rate changes		$ 121	$ 859

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.